Equity (Details)														1 Months Ended	12 Months Ended
	Sep. 11, 2023 USD ($) $ / shares shares	Jun. 06, 2023 USD ($) $ / shares shares	Apr. 07, 2023 $ / shares shares	Mar. 09, 2023 USD ($) $ / shares shares	Mar. 01, 2023 shares	Jan. 25, 2023 USD ($) shares	Jan. 25, 2023 CNY (¥) shares	Jan. 13, 2023 shares	Aug. 08, 2022 shares	Jul. 21, 2022 USD ($) $ / shares shares	Jun. 01, 2021 USD ($) $ / shares shares	Sep. 08, 2020 $ / shares shares	Sep. 10, 2019	Jan. 28, 2021 USD ($) $ / shares shares	Sep. 30, 2023 USD ($) $ / shares shares	Sep. 30, 2022 USD ($) $ / shares shares	Aug. 31, 2023 shares	Jun. 30, 2023 $ / shares shares	Mar. 20, 2023 shares	Jun. 30, 2021 $ / shares shares	Jan. 31, 2021 $ / shares shares	Jan. 24, 2019 $ / shares shares
Equity [Line Items]
Ordinary shares, shares authorized															500,000,000	500,000,000
Ordinary shares par value (in Dollars per share) | $ / shares															$ 0.001	$ 0.001
Ordinary shares										10,000,000					26,093,088		4,942,904	10,000,000		1,794,871
Preferred shares authorised												10,000
Preferred shares par value (in Dollars per share) | $ / shares												$ 0
Number of ordinary shares surrended												42,200,000
Ordinary shares, shares issued															102,165,549	24,676,891
Ordinary shares, outstanding															102,103,049	24,214,391
Shareholders at par value (in Dollars per share) | $ / shares		$ 0.85		$ 0.001										$ 0.001
Offering price, per share (in Dollars per share) | $ / shares	$ 1.13									$ 0.8	$ 4.68
Gross proceeds (in Dollars) | $	$ 397,119	$ 8,500,000		$ 14,400,000						$ 8,000,000	$ 12,000,000
Net proceeds (in Dollars) | $	$ 8,948,982										$ 10,881,576
Shares issued											0.7
Share-based compensation restricted shares									1,000,000
Restricted shares					178,922			1,000,000	937,500
Additional ordinary shares, description															the Company entered into an equity transfer agreement with the Sellers, for the transfer of 100% of the equity interests in and all assets in Changzhou Sixun to Jiangsu New Energy, for RMB59,400,000, of which (i) RMB5,000,000 was to be paid in cash, and (ii) the remaining RMB54,400,000 ($8,080,448) which is to be paid by issuing additional ordinary shares of the Company, with a selling restriction period of six months.
Shares of public offering		10,000,000	500,010,000	18,000,000
Value of ordinary						$ 8,080,448	¥ 54,400,000
Shareholders at par value (in Dollars per share) | $ / shares				$ 0.8
Common stock price per share (in Dollars per share) | $ / shares			$ 0.001
Preferred shares			10,000
Preferred shares			10,000
Warrant shares		6,523,272																8,498,125		217,948
Preferred Stock, Shares Outstanding	8,498,125
Ordinary price per share															1.13
Investor purchase	33,992,500														33,992,500
Agent Fee (in Dollars) | $	$ 800,000
Gross Proceed	8.00%
Investors closing sale (in Dollars) | $	$ 351,433
Net profit after income tax percentage															10.00%
Statutory reserve															50.00%
Restricted net assets (in Dollars) | $															$ 26,912,729	$ 29,242,499
Receivables from a shareholder (in Dollars) | $																$ 98,791
Exercise price per share (in Dollars per share) | $ / shares																				$ 4.68
Public offering to purchase																	10,000,000				303,850
Investors exercised (in Dollars) | $															$ 1,794,871
Ordinary share excise price (in Dollars per share) | $ / shares																				$ 5.85
Exchange warrant															26,093,088
Cashless option to receive ordinary shares															26,093,088
Shares Granted															7,899,412
Minimum [Member]
Equity [Line Items]
Ordinary shares par value (in Dollars per share) | $ / shares												$ 0.001
Ordinary shares												50,000
Maximum [Member]
Equity [Line Items]
Ordinary shares par value (in Dollars per share) | $ / shares												$ 1
Ordinary shares												50,000,000
Warrant [Member]
Equity [Line Items]
Ordinary shares par value (in Dollars per share) | $ / shares																		$ 1.2
Ordinary shares															26,093,088						303,850
Ordinary shares, shares issued															806,243
Ordinary price per share	1.13
Exercise price per share (in Dollars per share) | $ / shares																					$ 4.4
Common Stock [Member]
Equity [Line Items]
Ordinary shares par value (in Dollars per share) | $ / shares												$ 0.001
IPO [Member]
Equity [Line Items]
Ordinary shares											2,564,102			3,038,500
Offering price, per share (in Dollars per share) | $ / shares														$ 4
Gross proceeds (in Dollars) | $														$ 12,154,000
Net proceeds (in Dollars) | $														$ 10,845,638
Ordinary shares, per share (in Dollars per share) | $ / shares											$ 0.001
Common Stock [Member]
Equity [Line Items]
Ordinary shares, shares authorized												50,000,000										50,000
Ordinary shares par value (in Dollars per share) | $ / shares	$ 0.001	$ 0.001	$ 0.001							$ 0.001		$ 0.001										$ 1
Ordinary shares		806,243
Ordinary shares, shares issued	1	1	100,000,000									7,800,000									224,289
Ordinary shares, outstanding												7,800,000
Shares of public offering						7,667,943	7,667,943
Common Stock [Member] | Warrant [Member]
Equity [Line Items]
Ordinary shares par value (in Dollars per share) | $ / shares		$ 1.2
Ordinary shares, shares issued		1
Warrant shares		1
Ordinary Shares [Member]
Equity [Line Items]
Warrant shares															1,794,871				10,000,000
Board of Directors
Equity [Line Items]
Ordinary shares, shares issued			500,000,000
Shares of public offering			100,010,000
Investor [Member]
Equity [Line Items]
Ordinary shares		4,942,904
Hengmao [Member]
Equity [Line Items]
Equity interest percentage															19.13%
Cenbird E-Motorcycle [Member]
Equity [Line Items]
Equity interest percentage													49.00%
Changzhou Higgs [Member]
Equity [Line Items]
Equity interest percentage						40.00%	40.00%
Tianjin Dilang [Member]
Equity [Line Items]
Equity interest percentage															80.00%